Schedule of Tax Benefit and Effective Income Tax (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal benefit expected at statutory rate					$ (18,694,437)	$ (12,188,924)
Federal benefit expected at statutory rate, percentage					21.00%	21.00%
State and local taxes, net of federal benefit					$ (5,279,879)	$ (3,053,709)
State and local taxes, net of federal benefit, percentage					5.90%	5.30%
Stock-based compensation					$ 1,768,735	$ 1,591,202
Stock based compensation, percentage					(2.00%)	(2.70%)
Unearned revenue					$ (5,120,330)	$ (1,969,056)
Unearned revenue, percentage					5.80%	3.40%
Interest expense					$ 1,173,535	$ 1,015,199
Interest expense, percentage					(1.30%)	(1.70%)
Other differences, net					$ 152,294	$ 199,643
Other differences, net, percentage					(0.20%)	(0.40%)
Valuation allowance					$ 26,168,671	$ (6,685,348)
Valuation allowance, percentage					(29.40%)	11.50%
Other permanent differences					$ 42,243	$ 1,549,866
Other permanent differences, percentage					0.00%	(2.70%)
Tax provision (benefit) and effective income tax rate					$ 210,832	$ (19,541,127)
Tax provision (benefit) and effective income tax rate, percentage					(0.20%)	33.70%